UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------

      This Amendment (Check only one):    | | is a restatement
                                          | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:          Chesapeake Partners Management Co., Inc.
Address:       2800 Quarry Lake Drive
               Suite 300
               Baltimore, Maryland 21209


Form 13F File Number: 28-4120
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark D. Lerner
Title:   Vice President
Phone:   410-602-0195

Signature, Place and Date of Signing:


      /s/ Mark D. Lerner           Baltimore, Maryland     November 14, 2008
----------------------------       -------------------     -----------------
           [Signature]                [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                                     -------------------------
Form 13F Information Table Entry Total:                         88
                                                     -------------------------
Form 13F Information Table Value Total:                     $1,691,225
                                                     -------------------------
                                                        (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      None

                                              CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                              FORM 13F
                                                  QUARTER ENDED SEPTEMBER 30, 2008

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                                                            VALUE    SHRS OR PRN  SH/   PUT/  INVESTMT  OTHER     VOTING AUTHORITY
                                                            ------   -----------  ---   ----  --------  -----     ----------------
NAME OF ISSUER                CLASS TITLE       CUSIP     (X$1,000)       AMT     PRN   CALL  DISCRETN  MGRS
--------------                -----------       -----     ---------       ---     ---   ----  --------  ----
                                                                                                                  SOLE  SHARED  NONE
                                                                                                                  ----  ------  ----
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP                     COM              885535104     15,716  6,745,218     SH         SOLE            6,745,218
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE DATA SYSTEMS CORP    COM              018581108     28,667    452,304     SH         SOLE              452,304
------------------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL RESOURCES INC   COM              02076X102     10,029    195,000     SH         SOLE              195,000
------------------------------------------------------------------------------------------------------------------------------------
ALPHARMA INC                  CL A             020813101     51,513  1,396,392     SH         SOLE            1,396,392
-----------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH COS INC        COM              035229103    118,549  1,827,208     SH         SOLE            1,827,208
-----------------------------------------------------------------------------------------------------------------------------------
APPLIED BIOSYSTEMS INC DEL    COM              038149100     31,988    933,955     SH         SOLE              933,955
-----------------------------------------------------------------------------------------------------------------------------------
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH   03938L104     13,086    265,000     SH         SOLE              265,000
-----------------------------------------------------------------------------------------------------------------------------------
AXCELIS TECHNOLOGIES INC      COM              054540109      3,452  2,030,538     SH         SOLE            2,030,538
-----------------------------------------------------------------------------------------------------------------------------------
BARCLAYS PLC                  ADR              06738E204     16,055    650,000     SH         SOLE              650,000
-----------------------------------------------------------------------------------------------------------------------------------
BARR PHARMACEUTICALS INC      COM              068306109     24,161    370,000     SH         SOLE              370,000
-----------------------------------------------------------------------------------------------------------------------------------
BCE INC                       COM NEW          05534B760     88,316  2,544,400     SH         SOLE            2,544,400
-----------------------------------------------------------------------------------------------------------------------------------
BRINKS CO                     COM              109696104     41,680    683,059     SH         SOLE              683,059
-----------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP          CLA NY CABLVS    12686C109     15,442    613,751     SH         SOLE              613,751
-----------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                 COM              17275R102     45,120  2,000,000     SH   CALL  SOLE            2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                 COM              172967101      1,026     50,000     SH         SOLE               50,000
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                 COM              172967101     10,255    500,000     SH   CALL  SOLE              500,000
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                 COM              172967101      4,196    204,600     SH   PUT   SOLE              204,600
-----------------------------------------------------------------------------------------------------------------------------------
CLEARWIRE CORP                CL A             185385309     16,898  1,422,410     SH         SOLE            1,422,410
-----------------------------------------------------------------------------------------------------------------------------------
CLEVELAND CLIFFS INC          COM              185896107      6,596    124,600     SH         SOLE              124,600
-----------------------------------------------------------------------------------------------------------------------------------
CME GROUP INC                 COM              12572Q105      4,784     12,878     SH         SOLE               12,878
-----------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY GROUP I  COM              210371100      8,806    362,400     SH         SOLE              362,400
-----------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY GROUP I  COM              210371100      2,743    112,900     SH   CALL  SOLE              112,900
-----------------------------------------------------------------------------------------------------------------------------------
CORN PRODS INTL INC           COM              219023108     26,896    833,200     SH         SOLE              833,200
-----------------------------------------------------------------------------------------------------------------------------------
DG FASTCHANNEL INC            COM              23326R109      2,806    128,005     SH         SOLE              128,005
-----------------------------------------------------------------------------------------------------------------------------------
DIEBOLD INC                   COM              253651103     17,844    538,929     SH         SOLE              538,929
-----------------------------------------------------------------------------------------------------------------------------------
DIME BANCORP INC NEW          *W EXP 99/99/999 25429Q110        145  1,615,000     SH         SOLE            1,615,000
-----------------------------------------------------------------------------------------------------------------------------------
DR PEPPER SNAPPLE GROUP INC   COM              26138E109      1,964     74,181     SH         SOLE               74,181
-----------------------------------------------------------------------------------------------------------------------------------
DRS TECHNOLOGIES INC          COM              23330X100     26,392    343,869     SH         SOLE              343,869
-----------------------------------------------------------------------------------------------------------------------------------
DSW INC                       CL A             23334L102     10,470    764,265     SH         SOLE              764,265
-----------------------------------------------------------------------------------------------------------------------------------
ELIXIR GAMING TECHNOLOGIES I  COM              28661G105        880  2,667,745     SH         SOLE            2,667,745
-----------------------------------------------------------------------------------------------------------------------------------
EMMIS COMMUNICATIONS CORP     CL A             291525103      2,180  2,247,065     SH         SOLE            2,247,065
-----------------------------------------------------------------------------------------------------------------------------------
ENCORE ACQUISITION CO         COM              29255W100     17,300    414,084     SH         SOLE              414,084
-----------------------------------------------------------------------------------------------------------------------------------
ENLIVEN MARKETING TECH CORP   COM              293361101      4,288  6,689,067     SH         SOLE            6,689,067
-----------------------------------------------------------------------------------------------------------------------------------
FORDING CDN COAL TR           TR UNIT          345425102     99,600  1,200,000     SH         SOLE            1,200,000
-----------------------------------------------------------------------------------------------------------------------------------
FOUNDRY NETWORKS INC          COM              35063R100     26,496  1,455,000     SH         SOLE            1,455,000
-----------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                 COM NEW          368710406     99,948  1,127,058     SH         SOLE            1,127,058
-----------------------------------------------------------------------------------------------------------------------------------
GENTEK INC                    COM NEW          37245X203     25,912  1,007,839     SH         SOLE            1,007,839
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC       COM              38141G104      1,603     12,523     SH         SOLE               12,523
-----------------------------------------------------------------------------------------------------------------------------------
GOODYEAR TIRE & RUBR CO       COM              382550101        383     25,000     SH         SOLE               25,000
-----------------------------------------------------------------------------------------------------------------------------------
GREY WOLF INC                 COM              397888108      9,442  1,213,609     SH         SOLE            1,213,609
-----------------------------------------------------------------------------------------------------------------------------------
HILB ROGAL & HOBBS CO         COM              431294107     21,561    461,300     SH         SOLE              461,300
-----------------------------------------------------------------------------------------------------------------------------------
HOLOGIC INC                   COM              436440101     25,944  1,342,183     SH         SOLE            1,342,183
-----------------------------------------------------------------------------------------------------------------------------------
HORIZON LINES INC             COM              44044K101      2,406    243,812     SH         SOLE              243,812
-----------------------------------------------------------------------------------------------------------------------------------
IKON OFFICE SOLUTIONS INC     COM              451713101      1,065     62,600     SH         SOLE               62,600
-----------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC               COM              45245W109     33,969    544,375     SH         SOLE              544,375
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL RECTIFIER CORP  COM              460254105      1,054     55,400     SH   CALL  SOLE               55,400
-----------------------------------------------------------------------------------------------------------------------------------
JPMORGAN & CHASE & CO         COM              46625H100     30,364    650,199     SH         SOLE              650,199
-----------------------------------------------------------------------------------------------------------------------------------
L-1 IDENTITY SOLUTIONS INC    COM              50212A106     13,990    915,606     SH         SOLE              915,606
-----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON INC                COM              524901105     12,169    319,745     SH         SOLE              319,745
-----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON INC                COM              524901105      7,612    200,000     SH   CALL  SOLE              200,000
-----------------------------------------------------------------------------------------------------------------------------------
LIGAND PHARMACEUTICALS INC    CL B             53220K207      6,003  2,034,961     SH         SOLE            2,034,961
-----------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO INC        COM              590188108      1,265     50,000     SH         SOLE               50,000
-----------------------------------------------------------------------------------------------------------------------------------
MGM MIRAGE                    COM              552953101     13,292    466,391     SH         SOLE              466,391
-----------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY                COM NEW          617446448      5,223    227,100     SH         SOLE              227,100
-----------------------------------------------------------------------------------------------------------------------------------
MTR GAMING GROUP INC          COM              553769100      4,118  1,240,486     SH         SOLE            1,240,486
-----------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE FINL SVCS INC      CL A             638612101     17,142    347,490     SH         SOLE              347,490
-----------------------------------------------------------------------------------------------------------------------------------
NDS GROUP PLC                 SPONSORED ADR    628891103        470      8,401     SH         SOLE                8,401
-----------------------------------------------------------------------------------------------------------------------------------
OCWEN FINL CORP               COM NEW          675746309     13,164  1,635,254     SH         SOLE            1,635,254
-----------------------------------------------------------------------------------------------------------------------------------
ORIENT-EXPRESS HOTELS LTD     CL A             G67743107      2,920    121,000     SH         SOLE              121,000
-----------------------------------------------------------------------------------------------------------------------------------
PUGET ENERGY INC NEW          COM              745310102      7,279    272,613     SH         SOLE              272,613
-----------------------------------------------------------------------------------------------------------------------------------
REPUBLIC SVCS INC             COM              760759100     45,232  1,508,742     SH         SOLE            1,508,742
-----------------------------------------------------------------------------------------------------------------------------------
RIVIERA HLDGS CORP            COM              769627100      3,036    413,112     SH         SOLE              413,112
-----------------------------------------------------------------------------------------------------------------------------------
ROHM & HAAS CO                COM              775371107     38,290    546,994     SH         SOLE              546,994
-----------------------------------------------------------------------------------------------------------------------------------
SAKS INC                      COM              79377W108     15,153  1,638,203     SH         SOLE            1,638,203
-----------------------------------------------------------------------------------------------------------------------------------
SANDISK CORP                  COM              80004C101      3,519    180,000     SH         SOLE              180,000
-----------------------------------------------------------------------------------------------------------------------------------
SCIELE PHARMA INC             COM              808627103     11,031    358,262     SH         SOLE              358,262
-----------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605        537     27,000     SH         SOLE               27,000
-----------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605     24,863  1,250,000     SH   CALL  SOLE            1,250,000
-----------------------------------------------------------------------------------------------------------------------------------
SLM CORP                      COM              78442P106     45,549  3,691,178     SH         SOLE            3,691,178
-----------------------------------------------------------------------------------------------------------------------------------
SOTHEBYS                      COM              835898107      4,052    202,000     SH         SOLE              202,000
-----------------------------------------------------------------------------------------------------------------------------------
SOURCEFIRE INC                COM              83616T108      8,778  1,204,105     SH         SOLE            1,204,105
-----------------------------------------------------------------------------------------------------------------------------------
SPDR SERIES TRUST             S&P HOMEBUILD    78464A888      2,949    149,920     SH         SOLE              149,920
-----------------------------------------------------------------------------------------------------------------------------------
STEINWAY MUSICAL INSTRS INC   COM              858495104      5,010    176,900     SH         SOLE              176,900
-----------------------------------------------------------------------------------------------------------------------------------
STEWART ENTERPRISES INC       CL A             860370105      6,498    826,691     SH         SOLE              826,691
-----------------------------------------------------------------------------------------------------------------------------------
SUNRISE SENIOR LIVING INC     COM              86768K106     10,584    767,512     SH         SOLE              767,512
-----------------------------------------------------------------------------------------------------------------------------------
TAKE-TWO INTERACTIVE SOFTWAR  COM              874054109     42,371  2,583,597     SH         SOLE            2,583,597
-----------------------------------------------------------------------------------------------------------------------------------
TARGET CORP                   COM              87612E106      2,453     50,000     SH         SOLE               50,000
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS INDS INC                COM              882491103      7,028    172,005     SH         SOLE              172,005
-----------------------------------------------------------------------------------------------------------------------------------
THERAVANCE INC                COM              88338T104     50,357  4,041,493     SH         SOLE            4,041,493
-----------------------------------------------------------------------------------------------------------------------------------
TRANSALTA CORP                COM              89346D107      4,641    168,900     SH         SOLE              168,900
-----------------------------------------------------------------------------------------------------------------------------------
U S G CORP                    COM NEW          903293405     39,602  1,546,940     SH         SOLE            1,546,940
-----------------------------------------------------------------------------------------------------------------------------------
UST INC                       COM              902911106     12,809    192,500     SH         SOLE              192,500
-----------------------------------------------------------------------------------------------------------------------------------
VIRGIN MEDIA INC              COM              92769L101     19,309  2,444,162     SH         SOLE            2,444,162
-----------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC           COM              931142103      1,497     25,000     SH         SOLE               25,000
-----------------------------------------------------------------------------------------------------------------------------------
WRIGLEY WM JR CO              COM              982526105     73,412    924,589     SH         SOLE              924,589
-----------------------------------------------------------------------------------------------------------------------------------
WYNDHAM WORLDWIDE CORP        COM              98310W108     10,432    664,035     SH         SOLE              664,035
-----------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                     COM              984332106     43,015  2,486,404     SH         SOLE            2,486,404
-----------------------------------------------------------------------------------------------------------------------------------
YAMANA GOLD INC               COM              98462Y100      4,581    549,946     SH         SOLE              549,946
-----------------------------------------------------------------------------------------------------------------------------------